FAIR VALUES - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	€ 18,685	€ 18,216
Liabilities at fair value	12,529	11,652
Recurring | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	15	15
Derivatives | Recurring | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	€ 41	€ 71